Stockholders' Deficit (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 13, 2016	Dec. 30, 2015	Nov. 24, 2015	Apr. 28, 2015	Jan. 28, 2015	Nov. 24, 2014	Feb. 07, 2014	Jan. 03, 2014	May 31, 2006	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 28, 2014	Dec. 31, 2009	Dec. 31, 2008	Jan. 30, 2007	May 05, 2006	Mar. 24, 2006	Mar. 23, 2006
Common stock shares, authorized										400,000,000	400,000,000		400,000,000	400,000,000					150,000,000	127,000,000	10,000	10,000
Common stock, par value			$ 0.001							$ 0.001	$ 0.001		$ 0.001	$ 0.001							$ 0.001	$ 0.001
Excess of shares authorized																			245,673,568	219,582,802
Issuance of preferred stock										0	0		0						95,673,568	92,582,802
Preferred stock shares authorized										50,000,000	50,000,000		50,000,000						95,673,568	92,582,802
Preferred stock, undesignated																				25,000,000
Class of stock par value																			$ 0.001	$ 0.001
Percentage of dividend rate preferred stock series											8.50%		8.50%
Proceeds from sale of common stock							$ 3,923,100
Number of common stock shares sold							6,276,960
Warrants term							5 years	5 years							5 years
Warrants to purchase of common stock shares							6,276,960	3,321,600							14,446,777
Warrant exercise price per share							$ 0.625	$ 0.625							$ 0.625
Outstanding principal amount of notes payable								$ 2,076,000							$ 8,489,036
Shares of Common Stock issued upon conversion of notes payable							3,353,437	3,353,437							14,446,777
Warrants converted into common stock upon reverse merger				$ 0.30			$ 0.625	$ 0.625							$ 0.625
Conversion of stock option into common stock retired							15,290,486
Common stock per share							$ 0.07
Converstion of stock options into shares issued							6,889,555
Issuance of stock per share							$ 0.155
Additional stock options issued							20,867,266
Additional stock options issued, price per share							$ 0.625
Outstanding principal notes repaid in full																	$ 500,000	$ 55,000
Company's shares of common stock in ratio approximately			2.2:1
Sold securities in a self-directed offering, aggregate amount											$ 800,000	$ 1,430,000	$ 1,776,000	$ 3,923,798
Number of common stock shares issued during the period									9,447,100
Percentage of accrued interest													3.00%
Debt maturity date													Apr. 28, 2015
Restricted Stock One [Member]
Warrants term											5 years
Warrants to purchase of common stock shares											10,000,000
Restricted common stock price per share											$ 0.08
Restricted Stock Two [Member]
Warrants term											5 years
Warrants to purchase of common stock shares											10,000,000
Restricted common stock price per share											$ 0.12
Restricted Stock Three [Member]
Warrants term											5 years
Warrants to purchase of common stock shares											10,000,000
Restricted common stock price per share											$ 0.16
Holdings Merger Agreement [Member]
Common stock, par value			$ 0.001													$ 0.001
Company's shares of common stock in ratio approximately						2.2:1
Number of shares received stockholders		31,597,574
Number of shares cancelled upon the closing holdings merger		33,000,000
Equity Purchase Agreement [Member] | Investor [Member]
Number of common stock shares issued during the period	1,500,000
Fair value of stock options grant	$ 106,500
Series A Preferred Stock [Member]
Ownership stock price per share											0.33			$ 0.33
Non-assessable preferred stock price per share											0.33			0.33
Common Stock deliverable upon conversion											0.33			0.33
Series B Preferred Stock [Member]
Ownership stock price per share											0.45			0.45
Non-assessable preferred stock price per share											0.45			0.45
Common Stock deliverable upon conversion											0.45			$ 0.45
Warrant [Member] | Holdings Merger Agreement [Member]
Warrants to purchase of common stock shares		1,402,426
Number of shares purchased during period		33,000,000
Self Directed Stock Issuance [Member]
Issuance of stock per share										$ 0.08	$ 0.08		$ 0.30
Sold securities in a self-directed offering, aggregate amount										$ 237,000	$ 800,000		$ 1,806,222
Conversion of note payable													30,000
Accrued interest													$ 222
Conversion stock, description											Each unit consisted of 1 share of restricted common stock (7,037,500 shares), a five-year warrant to purchase 1 share of restricted common stock (7,037,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (7,037,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (7,037,500 warrant shares) at $0.16 per share.		Each unit consisted of one share of restricted common stock (6,020,725 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020.
Number of shares restricted common stock											10,000,000		6,020,725
Number of warrants issued to date in offering													16,557,004
Note Conversion [Member]
Issuance of stock per share				$ 0.30
Accrued interest													$ 222
Conversion stock, description				Each unit consisted of one share of restricted common stock (100,739 shares), two Class D warrants, each to purchase one share of restricted common stock at $0.10 per share, which expire March 31, 2020, and one Class E warrant to purchase three-fourths of one share of restricted common stock at $0.1667 per share, which expires March 31, 2020.
Number of shares restricted common stock				100,739
Short-term loan					$ 30,000
Percentage of accrued interest					3.00%
Debt maturity date					Apr. 28, 2015
Series A Preferred Stock [Member]
Issuance of preferred stock																				14,440,920
Preferred stock shares authorized																			40,118,013	14,440,920
Series B Preferred Stock [Member]
Issuance of preferred stock																				11,113,544
Preferred stock shares authorized																			55,555,555	11,113,544
Series C Preferred Stock [Member]
Issuance of preferred stock																				42,028,338
Preferred stock shares authorized																				42,028,338
Class D Warrants [Member] | Self Directed Stock Issuance [Member]
Restricted common stock price per share													$ 0.10
Expire date													Mar. 31, 2020
Class D Warrants [Member] | Note Conversion [Member]
Restricted common stock price per share				$ 0.10
Expire date				Mar. 31, 2020
Class E Warrants [Member] | Self Directed Stock Issuance [Member]
Restricted common stock price per share													$ 0.1667
Expire date													Mar. 31, 2020
Class E Warrants [Member] | Note Conversion [Member]
Restricted common stock price per share				$ 0.1667
Expire date				Mar. 31, 2020